UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Equity Premium and Growth Fund (JPG)
September 30, 2014 (Unaudited)

Shares	Description (1)	Value
LONG-TERM INVESTMENTS – 99.1%
COMMON STOCKS – 99.1% (5)
Aerospace & Defense – 2.6%
13,360	Boeing Company	$ 1,701,797
19,938	Honeywell International Inc.	1,856,627
11,161	Raytheon Company	1,134,181
18,456	United Technologies Corporation	1,948,954
Total Aerospace & Defense	6,641,559
Air Freight & Logistics – 0.6%
15,007	United Parcel Service, Inc., Class B	1,475,038
Airlines – 0.1%
13,205	Latam Airlines Group S.A., Sponsored ADR	150,141
Auto Components – 0.2%
9,310	Cooper Tire & Rubber Company	267,197
5,900	Dana Holding Corporation	113,103
Total Auto Components	380,300
Automobiles – 0.5%
92,502	Ford Motor Company	1,368,105
Banks – 6.5%
174,285	Bank of America Corporation	2,971,559
44,963	Citigroup Inc.	2,329,983
12,743	Comerica Incorporated	635,366
12,783	Fifth Third Bancorp	255,916
11,582	First Horizon National Corporation	142,227
8,574	FirstMerit Corporation	150,902
49,105	Huntington BancShares Inc.	477,792
59,866	JPMorgan Chase & Co.	3,606,328
33,673	Regions Financial Corporation	338,077
33,569	U.S. Bancorp	1,404,191
78,213	Wells Fargo & Company	4,056,907
Total Banks	16,369,248
Beverages – 2.0%
59,322	Coca-Cola Company	2,530,677
27,803	PepsiCo, Inc.	2,588,181
Total Beverages	5,118,858
Biotechnology – 2.6%
4,002	Amgen Inc.	562,121
23,130	Celgene Corporation, (2)	2,192,261
35,792	Gilead Sciences, Inc., (2)	3,810,058
10,546	PDL Biopahrma Inc.	78,779
Total Biotechnology	6,643,219
Capital Markets – 2.0%
46,972	Charles Schwab Corporation	1,380,507
19,650	Federated Investors Inc., Class B	576,924
6,627	Goldman Sachs Group, Inc.	1,216,518
30,033	Morgan Stanley	1,038,241
14,786	Waddell & Reed Financial, Inc., Class A	764,288
Total Capital Markets	4,976,478
Chemicals – 2.6%
14,584	Dow Chemical Company	764,785
17,703	E.I. Du Pont de Nemours and Company	1,270,367
9,798	Eastman Chemical Company	792,560
10,640	Monsanto Company	1,197,106
27,207	Olin Corporation	686,977
5,610	PPG Industries, Inc.	1,103,711
16,530	RPM International, Inc.	756,743
Total Chemicals	6,572,249
Commercial Services & Supplies – 0.2%
9,103	Deluxe Corporation	502,121
Communications Equipment – 2.0%
85,682	Cisco Systems, Inc.	2,156,616
11,542	Motorola Solutions Inc.	730,378
30,063	QUALCOMM, Inc.	2,247,811
Total Communications Equipment	5,134,805
Consumer Finance – 0.7%
20,573	American Express Company	1,800,960
Containers & Packaging – 0.5%
5,330	Avery Dennison Corporation	237,985
15,192	Packaging Corp. of America	969,553
Total Containers & Packaging	1,207,538
Distributors – 0.0%
796	Genuine Parts Company	69,817
Diversified Consumer Services – 0.1%
5,562	Apollo Education Group, Inc., (2)	139,884
Diversified Financial Services – 2.1%
27,775	Berkshire Hathaway Inc., Class B, (2)	3,836,839
10,081	CME Group, Inc.	806,026
5,884	FNFV Group, (2)	80,964
2,724	IntercontinentalExchange, Inc.	531,316
Total Diversified Financial Services	5,255,145
Diversified Telecommunication Services – 2.2%
73,892	AT&T Inc.	2,603,954
98,245	Frontier Communications Corporation	639,575
47,412	Verizon Communications Inc.	2,370,126
Total Diversified Telecommunication Services	5,613,655
Electric Utilities – 0.6%
20,970	Duke Energy Corporation	1,567,927
876	Great Plains Energy Incorporated	21,173
Total Electric Utilities	1,589,100
Electrical Equipment – 0.8%
3,151	Eaton Corporation PLC	199,679
16,404	Emerson Electric Company	1,026,562
6,854	Rockwell Automation, Inc.	753,118
Total Electrical Equipment	1,979,359
Electronic Equipment, Instruments & Components – 0.4%
48,583	Corning Incorporated	939,595
Energy Equipment & Services – 2.2%
12,363	Baker Hughes Incorporated	804,337
1,152	Carbo Ceramics Inc.	68,233
24,408	Halliburton Company	1,574,560
9,961	National-Oilwell Varco Inc.	758,032
1,097	Noble Corporation PLC	24,375
4,128	Paragon Offshore PLC, (2)	25,387
20,806	Schlumberger Limited	2,115,762
1,856	Seventy Seven Energy Inc., (2)	44,061
Total Energy Equipment & Services	5,414,747
Food & Staples Retailing – 1.9%
28,828	CVS Caremark Corporation	2,294,421
23,426	SUPERVALU Inc.	209,428
24,502	Wal-Mart Stores, Inc.	1,873,668
11,974	Whole Foods Market, Inc.	456,329
Total Food & Staples Retailing	4,833,846
Food Products – 1.5%
13,960	Archer-Daniels-Midland Company	713,356
17,628	ConAgra Foods, Inc.	582,429
15,625	Kraft Foods Group, Inc.	881,250
46,877	Mondelez International Inc., Class A	1,606,240
Total Food Products	3,783,275
Gas Utilities – 0.3%
12,938	AGL Resources Inc.	664,237
3,659	ONE Gas Inc.	125,321
Total Gas Utilities	789,558
Health Care Equipment & Supplies – 1.7%
45,691	Abbott Laboratories	1,900,289
28,854	Boston Scientific Corporation, (2)	340,766
3,976	Hologic Inc., (2)	96,736
31,998	Medtronic, Inc.	1,982,276
Total Health Care Equipment & Supplies	4,320,067
Health Care Providers & Services – 2.5%
9,358	Aetna Inc.	757,998
1,637	Brookdale Senior Living Inc., (2)	52,744
16,284	Express Scripts Holding Company, (2)	1,150,139
5,614	Humana Inc.	731,448
3,233	McKesson Corporation	629,368
6,162	Tenet Healthcare Corporation, (2)	365,961
21,124	UnitedHealth Group Incorporated	1,821,945
6,848	WellPoint Inc.	819,158
Total Health Care Providers & Services	6,328,761
Hotels, Restaurants & Leisure – 1.4%
9,393	International Game Technology	158,460
19,052	McDonald’s Corporation	1,806,320
13,188	MGM Resorts International, (2)	300,423
43,350	The Wendy’s Company	358,071
4,395	Tim Hortons Inc.	346,370
5,749	Wyndham Worldwide Corporation	467,164
Total Hotels, Restaurants & Leisure	3,436,808
Household Durables – 0.5%
9,410	KB Home	140,585
7,325	Lennar Corporation, Class A	284,430
16,964	Newell Rubbermaid Inc.	583,731
2,393	Whirlpool Corporation	348,540
Total Household Durables	1,357,286
Household Products – 1.9%
10,456	Colgate-Palmolive Company	681,940
9,737	Kimberly-Clark Corporation	1,047,409
36,241	Procter & Gamble Company	3,034,821
Total Household Products	4,764,170
Industrial Conglomerates – 2.0%
15,041	3M Co.	2,131,009
108,753	General Electric Company	2,786,252
Total Industrial Conglomerates	4,917,261
Insurance – 2.6%
16,090	Arthur J. Gallagher & Co.	729,842
17,655	Fidelity National Financial, Inc., Class A	489,750
20,130	Genworth Financial Inc., Class A, (2)	263,703
8,260	Kemper Corporation	282,079
26,486	Lincoln National Corporation	1,419,120
26,240	Marsh & McLennan Companies, Inc.	1,373,402
308	Mercury General Corporation	15,033
10,189	Prudential Financial, Inc.	896,021
11,626	Travelers Companies, Inc.	1,092,146
Total Insurance	6,561,096
Internet & Catalog Retail – 1.1%
6,622	Amazon.com, Inc., (2)	2,135,198
620	The Priceline Group Inc., (2)	718,320
Total Internet & Catalog Retail	2,853,518
Internet Software & Services – 3.6%
3,711	Akamai Technologies, Inc., (2)	221,918
25,659	eBay Inc., (2)	1,453,069
15,700	Facebook Inc., Class A Shares, (2)	1,240,928
4,020	Google Inc., Class A, (2)	2,365,408
4,020	Google Inc., Class C, (2)	2,320,987
6,424	VeriSign, Inc., (2)	354,091
27,685	Yahoo! Inc., (2)	1,128,164
Total Internet Software & Services	9,084,565
IT Services – 3.7%
25,059	Automatic Data Processing, Inc.	2,081,902
18,774	Cognizant Technology Solutions Corporation, Class A, (2)	840,512
11,474	Fidelity National Information Services, Inc.	645,986
14,995	International Business Machines Corporation	2,846,501
11,192	MasterCard, Inc.	827,313
9,814	Visa Inc., Class A	2,094,013
Total IT Services	9,336,227
Leisure Products – 0.2%
14,711	Mattel, Inc.	450,892
634	Polaris Industries Inc.	94,967
Total Leisure Products	545,859
Life Sciences Tools & Services – 0.2%
1,370	Covance, Inc., (2)	107,819
3,212	Thermo Fisher Scientific, Inc.	390,900
Total Life Sciences Tools & Services	498,719
Machinery – 2.6%
12,391	Caterpillar Inc.	1,227,081
3,049	Cummins Inc.	402,407
11,246	Deere & Company	922,060
13,943	Illinois Tool Works, Inc.	1,177,068
5,351	Pentair PLC	350,437
11,745	Snap-on Incorporated	1,422,085
11,264	Stanley Black & Decker Inc.	1,000,131
Total Machinery	6,501,269
Media – 3.9%
12,544	CBS Corporation, Class B	671,104
55,015	Comcast Corporation, Class A	2,958,707
14,912	DIRECTV, (2)	1,290,186
8,126	Gannett Company Inc.	241,098
5,070	Lamar Advertising Company	249,698
28,121	New York Times Company, Class A	315,518
27,140	Regal Entertainment Group, Class A	539,543
45,144	Sirius XM Holdings Inc., (2)	157,553
47,388	Twenty-First Century Fox Inc., Class A Shares	1,624,935
17,340	Walt Disney Company (The)	1,543,780
14,092	World Wrestling Entertainment Inc.	194,047
Total Media	9,786,169
Metals & Mining – 0.5%
4,770	Companhia Siderurgica Nacional S.A., Sponsored ADR	16,934
23,593	Freeport-McMoRan Copper & Gold, Inc.	770,311
10,237	Southern Copper Corporation	303,527
3,047	United States Steel Corporation	119,351
Total Metals & Mining	1,210,123
Multiline Retail – 0.7%
7,375	Nordstrom, Inc.	504,229
18,749	Target Corporation	1,175,187
Total Multiline Retail	1,679,416
Multi-Utilities – 1.5%
14,000	Ameren Corporation	536,620
52,946	CenterPoint Energy, Inc.	1,295,589
7,260	Consolidated Edison, Inc.	411,352
22,250	Dominion Resources, Inc.	1,537,253
Total Multi-Utilities	3,780,814
Oil, Gas & Consumable Fuels – 8.2%
25,995	Chesapeake Energy Corporation	597,625
27,692	Chevron Corporation	3,304,209
20,462	ConocoPhillips	1,565,752
11,317	CONSOL Energy Inc.	428,462
13,872	EOG Resources, Inc.	1,373,605
65,008	Exxon Mobil Corporation	6,114,001
7,395	Hess Corporation	697,496
20,768	Marathon Oil Corporation	780,669
6,036	Marathon Petroleum Corporation	511,068
16,727	Occidental Petroleum Corporation	1,608,301
14,636	ONEOK, Inc.	959,390
17,748	Peabody Energy Corporation	219,720
10,973	Phillips 66	892,215
9,515	Ship Finance International Limited	160,994
17,375	Southwestern Energy Company, (2)	607,256
16,856	Valero Energy Corporation	779,927
Total Oil, Gas & Consumable Fuels	20,600,690
Personal Products – 0.1%
21,653	Avon Products, Inc.	272,828
Pharmaceuticals – 6.4%
35,422	AbbVie Inc.	2,045,975
476	AstraZeneca PLC, Sponsored ADR	34,005
36,576	Bristol-Myers Squibb Company	1,871,960
12,124	Eli Lilly and Company	786,241
46,221	Johnson & Johnson	4,926,695
56,106	Merck & Co., Inc.	3,325,964
104,515	Pfizer Inc.	3,090,509
1,660	Sanofi, Sponsored ADR	93,674
Total Pharmaceuticals	16,175,023
Real Estate Investment Trust – 1.8%
7,064	Annaly Capital Management Inc.	75,444
35,857	Brandywine Realty Trust	504,508
14,334	CubeSmart	257,725
16,442	Hospitality Properties Trust	441,468
54,457	Lexington Realty Trust	533,134
32,604	Senior Housing Properties Trust	682,076
22,188	Ventas Inc.	1,374,547
19,112	Weyerhaeuser Company	608,908
Total Real Estate Investment Trust	4,477,810
Road & Rail – 1.0%
24,310	Union Pacific Corporation	2,635,690
Semiconductors & Semiconductor Equipment – 2.7%
15,548	Analog Devices, Inc.	769,471
35,188	Applied Materials, Inc.	760,413
959	First Solar Inc., (2)	63,112
82,006	Intel Corporation	2,855,449
17,124	Microchip Technology Incorporated	808,767
19,215	NVIDIA Corporation	354,517
27,352	Texas Instruments Incorporated	1,304,417
Total Semiconductors & Semiconductor Equipment	6,916,146
Software – 4.1%
16,588	Adobe Systems Incorporated, (2)	1,147,724
8,286	Autodesk, Inc., (2)	456,559
116,985	Microsoft Corporation	5,423,424
63,362	Oracle Corporation	2,425,497
16,980	Salesforce.com, Inc., (2)	976,859
Total Software	10,430,063
Specialty Retail – 2.3%
6,506	Abercrombie & Fitch Co., Class A	236,428
12,655	American Eagle Outfitters, Inc.	183,751
14,239	Best Buy Co., Inc.	478,288
1,872	CST Brands, Inc.	67,298
10,523	Gap, Inc.	438,704
15,188	Home Depot, Inc.	1,393,347
11,434	L Brands, Inc.	765,849
14,954	Lowe’s Companies, Inc.	791,366
7,525	Tiffany & Co.	724,733
10,968	TJX Companies, Inc.	648,977
Total Specialty Retail	5,728,741
Technology Hardware, Storage & Peripherals – 4.5%
90,329	Apple, Inc.	9,100,646
2,984	Blackberry Limited, (2)	29,661
40,436	EMC Corporation	1,183,157
25,651	Hewlett-Packard Company	909,841
Total Technology Hardware, Storage & Peripherals	11,223,305
Textiles, Apparel & Luxury Goods – 0.5%
20,604	VF Corporation	1,360,482
Tobacco – 1.5%
26,349	Altria Group, Inc.	1,210,473
21,770	Philip Morris International, Inc.	1,815,618
12,737	Reynolds American Inc.	751,483
Total Tobacco	3,777,574
Trading Companies & Distributors – 0.2%
2,490	NOW Inc., (2)	75,721
1,520	W.W. Grainger, Inc.	382,508
Total Trading Companies & Distributors	458,229
Wireless Telecommunication Services – 0.0%
3,490	Sprint Corporation, (2)	22,127
Total Long-Term Investments (cost $148,641,245)	249,789,436

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
SHORT-TERM INVESTMENTS – 3.3%
$ 8,229	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $8,228,578, collateralized by $8,415,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $8,393,963	0.000%	10/01/14	$ 8,228,578
Total Short-Term Investments (cost $8,228,578)	8,228,578
Total Investments (cost $156,869,823) – 102.4%	258,018,014
Other Assets Less Liabilities – (2.4)% (3)	(5,978,947)
Net Assets – 100%	$ 252,039,067

Investments in Derivatives as of September 30, 2014

Options Written outstanding:

Number of	Notional	Expiration	Strike
Contracts	Description	Amount (4)	Date	Price	Value (3)
(119)	S&P 500® Index	$ (23,621,500)	10/03/14	$ 1,985	$ (61,285)
(99)	S&P 500® Index	(19,899,000)	10/10/14	2,010	(27,473)
(242)	S&P 500® Index	(47,190,000)	10/18/14	1,950	(913,550)
(121)	S&P 500® Index	(23,897,500)	10/18/14	1,975	(251,075)
(117)	S&P 500® Index	(23,224,500)	10/18/14	1,985	(176,202)
(96)	S&P 500® Index	(19,200,000)	10/18/14	2,000	(83,520)
(112)	S&P 500® Index	(22,120,000)	11/22/14	1,975	(403,760)
(110)	S&P 500® Index	(22,000,000)	11/22/14	2,000	(249,700)
(1,016)	Total Options Written (premiums received $2,937,493)	$ (201,152,500)	$ (2,166,565)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 249,789,436	$ –	$ –	$ 249,789,436
Short-Term Investments:
Repurchase Agreements	–	8,228,578	–	8,228,578
Investments in Derivatives:
Options Written	(2,166,565)	–	–	(2,166,565)
Total	$ 247,622,871	$ 8,228,578	$ –	$ 255,851,449

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $156,869,823.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$ 111,312,230
Depreciation	(10,164,039)

Net unrealized appreciation (depreciation) of investments	$ 101,148,191

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other Assets Less Liabilities includes the Value of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014